Equity - Reserves - Legal Reserve (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Equity
Percentage of annual profits to transfer to legal reserve (as a percent)	10.00%
Limit to transfers to legal reserve as a percentage of share capital (as a percent)	20.00%	20.00%
Nominal value of the total share capital after the increase (as a percent)	10.00%
Legal reserve	€ 23,921	€ 23,921
Spanish companies other than parent
Equity
Legal reserve	2,066	2,527
Foreign companies other than Spanish companies and parent
Equity
Legal reserve	€ 892	€ 843